Guarantor and Non-Guarantor Financial Information (Tables)	12 Months Ended
Apr. 30, 2014
Guarantor and Non Guarantor Financial Information [Abstract]
CONDENSED STATEMENTS OF CONSOLIDATED INCOME AND COMPREHENSIVE INCOME

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended April 30, 2014
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$3,162.8	$1,278.8	$6,601.3	$(5,432.3)	$5,610.6
Cost of products sold	2,573.6	1,166.0	5,268.5	(5,428.5)	3,579.6

Gross Profit	589.2	112.8	1,332.8	(3.8)	2,031.0
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	197.1	47.5	769.8	—	1,014.4
Amortization	4.2	—	94.7	—	98.9
Other operating (income) expense – net	(1.3)	0.9	(0.9)	—	(1.3)

Operating Income	389.2	64.4	469.2	(3.8)	919.0
Interest (expense) income – net	(80.8)	1.2	(1.5)	1.7	(79.4)
Other income (expense) – net	10.8	—	1.0	(1.7)	10.1
Equity in net earnings of subsidiaries	345.1	141.4	64.4	(550.9)	—

Income Before Income Taxes	664.3	207.0	533.1	(554.7)	849.7
Income taxes	99.1	0.4	185.0	—	284.5

Net Income	$565.2	$206.6	$348.1	$(554.7)	$565.2
Other comprehensive income, net of tax	25.0	27.4	6.0	(33.4)	25.0

Comprehensive Income	$590.2	$234.0	$354.1	$(588.1)	$590.2

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended April 30, 2013
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$4,447.6	$1,296.4	$5,430.3	$(5,276.6)	$5,897.7
Cost of products sold	3,957.3	1,190.6	4,015.0	(5,292.8)	3,870.1

Gross Profit	490.3	105.8	1,415.3	16.2	2,027.6
Selling, distribution, and administrative expenses, restructuring, merger and integration costs, and other special project costs	199.0	42.9	781.5	—	1,023.4
Amortization	4.8	—	92.0	—	96.8
Other operating (income) expense – net	(2.7)	(2.2)	1.9	—	(3.0)

Operating Income	289.2	65.1	539.9	16.2	910.4
Interest (expense) income – net	(94.4)	1.2	(0.2)	—	(93.4)
Other income (expense) – net	0.7	1.1	(1.5)	—	0.3
Equity in net earnings of subsidiaries	408.6	156.7	66.4	(631.7)	—

Income Before Income Taxes	604.1	224.1	604.6	(615.5)	817.3
Income taxes	59.9	0.4	212.8	—	273.1

Net Income	$544.2	$223.7	$391.8	$(615.5)	$544.2
Other comprehensive income, net of tax	7.4	9.0	4.1	(13.1)	7.4

Comprehensive Income	$551.6	$232.7	$395.9	$(628.6)	$551.6

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$4,302.7	$1,547.8	$3,822.4	$(4,147.1)	$5,525.8
Cost of products sold	3,741.0	1,408.8	2,682.7	(4,151.9)	3,680.6

Gross Profit	561.7	139.0	1,139.7	4.8	1,845.2
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	243.4	61.5	660.3	—	965.2
Amortization and impairment charges	11.2	—	81.5	—	92.7
Other operating (income) expense – net	(1.3)	(1.3)	11.6	—	9.0

Operating Income	308.4	78.8	386.3	4.8	778.3
Interest (expense) income – net	(80.7)	3.0	(2.1)	—	(79.8)
Other income (expense) – net	1,404.4	0.4	(3.6)	(1,398.5)	2.7
Equity in net earnings of subsidiaries	(1,095.0)	184.2	79.2	831.6	—

Income Before Income Taxes	537.1	266.4	459.8	(562.1)	701.2
Income taxes	77.3	1.2	163.0	—	241.5

Net Income	$459.8	$265.2	$296.8	$(562.1)	$459.7
Other comprehensive loss, net of tax	(87.7)	(23.1)	(49.8)	73.0	(87.6)

Comprehensive Income	$372.1	$242.1	$247.0	$(489.1)	$372.1

CONDENSED CONSOLIDATED BALANCE SHEETS

CONDENSED CONSOLIDATING BALANCE SHEETS

	April 30, 2014
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$6.8	$—	$146.7	$—	$153.5
Inventories	—	173.3	761.4	(3.7)	931.0
Other current assets	360.2	9.9	94.6	(10.1)	454.6

Total Current Assets	367.0	183.2	1,002.7	(13.8)	1,539.1
Property, Plant, and Equipment – Net	233.6	551.1	480.9	—	1,265.6
Investments in Subsidiaries	8,367.6	4,063.3	237.9	(12,668.8)	—
Intercompany Receivable	—	315.5	1,132.2	(1,447.7)	—
Other Noncurrent Assets
Goodwill	1,082.0	—	2,016.2	—	3,098.2
Other intangible assets – net	505.5	—	2,518.8	—	3,024.3
Other noncurrent assets	70.4	11.1	63.4	—	144.9

Total Other Noncurrent Assets	1,657.9	11.1	4,598.4	—	6,267.4

Total Assets	$10,626.1	$5,124.2	$7,452.1	$(14,130.3)	$9,072.1

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$595.9	$103.8	$201.4	$(10.1)	$891.0
Noncurrent Liabilities
Long-term debt	1,879.8	—	—	—	1,879.8
Deferred income taxes	107.6	—	913.1	—	1,020.7
Intercompany payable	2,792.9	—	—	(2,792.9)	—
Other noncurrent liabilities	220.3	12.8	17.9	—	251.0

Total Noncurrent Liabilities	5,000.6	12.8	931.0	(2,792.9)	3,151.5

Total Liabilities	5,596.5	116.6	1,132.4	(2,803.0)	4,042.5

Total Shareholders’ Equity	5,029.6	5,007.6	6,319.7	(11,327.3)	5,029.6

Total Liabilities and Shareholders’ Equity	$10,626.1	$5,124.2	$7,452.1	$(14,130.3)	$9,072.1

CONDENSED CONSOLIDATING BALANCE SHEETS

	April 30, 2013
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$108.0	$—	$148.4	$—	$256.4
Inventories	—	225.9	733.2	(13.6)	945.5
Other current assets	335.1	3.3	69.6	(14.7)	393.3

Total Current Assets	443.1	229.2	951.2	(28.3)	1,595.2
Property, Plant, and Equipment – Net	230.9	445.1	466.5	—	1,142.5
Investments in Subsidiaries	7,950.9	3,856.6	146.6	(11,954.1)	—
Intercompany Receivable	—	324.8	956.0	(1,280.8)	—
Other Noncurrent Assets
Goodwill	1,082.0	—	1,970.9	—	3,052.9
Other intangible assets – net	509.8	—	2,579.6	—	3,089.4
Other noncurrent assets	72.0	13.7	66.1	—	151.8

Total Other Noncurrent Assets	1,663.8	13.7	4,616.6	—	6,294.1

Total Assets	$10,288.7	$4,869.4	$7,136.9	$(13,263.2)	$9,031.8

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$317.8	$104.9	$188.8	$(14.7)	$596.8
Noncurrent Liabilities
Long-term debt	1,967.8	—	—	—	1,967.8
Deferred income taxes	97.5	—	889.7	—	987.2
Intercompany payable	2,519.2	—	—	(2,519.2)	—
Other noncurrent liabilities	237.6	18.1	75.5	—	331.2

Total Noncurrent Liabilities	4,822.1	18.1	965.2	(2,519.2)	3,286.2

Total Liabilities	5,139.9	123.0	1,154.0	(2,533.9)	3,883.0

Total Shareholders’ Equity	5,148.8	4,746.4	5,982.9	(10,729.3)	5,148.8

Total Liabilities and Shareholders’ Equity	$10,288.7	$4,869.4	$7,136.9	$(13,263.2)	$9,031.8

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended April 30, 2014
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$297.8	$168.5	$389.7	$—	$856.0

Investing Activities
Businesses acquired, net of cash acquired	—	—	(101.8)	—	(101.8)
Additions to property, plant, and equipment	(31.1)	(163.2)	(85.2)	—	(279.5)
Sales and maturities of marketable securities	10.0	—	—	—	10.0
Proceeds from disposal of property, plant, and equipment	—	0.6	10.1	—	10.7
Equity investments in subsidiaries	(108.9)	(17.1)	—	126.0	—
Repayments from (disbursements of) intercompany loans	—	9.3	(283.0)	273.7	—
Other – net	(3.2)	0.2	(6.7)	—	(9.7)

Net Cash (Used for) Provided by Investing Activities	(133.2)	(170.2)	(466.6)	399.7	(370.3)

Financing Activities
Revolving credit facility – net	248.4	—	—	—	248.4
Repayments of long-term debt	(50.0)	—	—	—	(50.0)
Quarterly dividends paid	(238.0)	—	—	—	(238.0)
Purchase of treasury shares	(508.5)	—	—	—	(508.5)
Proceeds from stock option exercises	0.5	—	—	—	0.5
Investments in subsidiaries	—	—	126.0	(126.0)	—
Intercompany payable	273.7	—	—	(273.7)	—
Other – net	8.1	1.7	(37.7)	—	(27.9)

Net Cash (Used for) Provided by Financing Activities	(265.8)	1.7	88.3	(399.7)	(575.5)
Effect of exchange rate changes on cash	—	—	(13.1)	—	(13.1)

Net decrease in cash and cash equivalents	(101.2)	—	(1.7)	—	(102.9)
Cash and cash equivalents at beginning of year	108.0	—	148.4	—	256.4

Cash and Cash Equivalents at End of Year	$6.8	$—	$146.7	$—	$153.5

(    ) Denotes use of cash

CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended April 30, 2013
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$201.7	$46.4	$607.7	$—	$855.8

Investing Activities
Additions to property, plant, and equipment	(33.6)	(103.1)	(69.8)	—	(206.5)
Proceeds from disposal of property, plant, and equipment	—	0.1	3.2	—	3.3
Equity investments in subsidiaries	(3.7)	(174.2)	—	177.9	—
Repayments from (disbursements of) intercompany loans	—	227.4	(693.6)	466.2	—
Other – net	(9.5)	3.4	23.7	—	17.6

Net Cash (Used for) Provided by Investing Activities	(46.8)	(46.4)	(736.5)	644.1	(185.6)

Financing Activities
Repayments of long-term debt	(50.0)	—	—	—	(50.0)
Quarterly dividends paid	(222.8)	—	—	—	(222.8)
Purchase of treasury shares	(364.2)	—	—	—	(364.2)
Proceeds from stock option exercises	2.2	—	—	—	2.2
Investments in subsidiaries	9.9	—	168.0	(177.9)	—
Intercompany payable	466.2	—	—	(466.2)	—
Other – net	3.5	—	(9.7)	—	(6.2)

Net Cash (Used for) Provided by Financing Activities	(155.2)	—	158.3	(644.1)	(641.0)
Effect of exchange rate changes on cash	—	—	(2.5)	—	(2.5)

Net (decrease) increase in cash and cash equivalents	(0.3)	—	27.0	—	26.7
Cash and cash equivalents at beginning of year	108.3	—	121.4	—	229.7

Cash and Cash Equivalents at End of Year	$108.0	$—	$148.4	$—	$256.4

(    ) Denotes use of cash

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by (Used for) Operating Activities	$1,669.7	$181.0	$(1,119.8)	$—	$730.9

Investing Activities
Businesses acquired, net of cash acquired	—	—	(737.3)	—	(737.3)
Additions to property, plant, and equipment	(53.0)	(133.6)	(87.6)	—	(274.2)
Equity investment in affiliate	—	—	(35.9)	—	(35.9)
Proceeds from divestiture	—	—	9.3	—	9.3
Sales and maturities of marketable securities	18.6	—	—	—	18.6
Proceeds from disposal of property, plant, and equipment	0.2	0.4	3.4	—	4.0
Equity investments in subsidiaries	(2,985.2)	—	(690.7)	3,675.9	—
(Disbursements of) repayments from intercompany loans	—	(3,720.2)	2,688.6	1,031.6	—
Other – net	—	(3.5)	(16.9)	—	(20.4)

Net Cash (Used for) Provided by Investing Activities	(3,019.4)	(3,856.9)	1,132.9	4,707.5	(1,035.9)

Financing Activities
Proceeds from long-term debt	748.6	—	—	—	748.6
Quarterly dividends paid	(213.7)	—	—	—	(213.7)
Purchase of treasury shares	(315.8)	—	—	—	(315.8)
Proceeds from stock option exercises	2.8	—	—	—	2.8
Investments in subsidiaries	—	3,675.9	—	(3,675.9)	—
Intercompany payable	1,031.6	—	—	(1,031.6)	—
Other – net	(2.3)	—	—	—	(2.3)

Net Cash Provided by (Used for) Financing Activities	1,251.2	3,675.9	—	(4,707.5)	219.6
Effect of exchange rate changes on cash	—	—	(4.7)	—	(4.7)

Net (decrease) increase in cash and cash equivalents	(98.5)	—	8.4	—	(90.1)
Cash and cash equivalents at beginning of year	206.8	—	113.0	—	319.8

Cash and Cash Equivalents at End of Year	$108.3	$—	$121.4	$—	$229.7

(    ) Denotes use of cash